Note 9 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Defined Contribution Plan, Cost	$ 34	$ 20	$ 81	$ 59